UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin U.S. Small Cap Equity Fund
Class A [LMBAX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$66	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$149,017,684
Total Number of Portfolio Holdings	291
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Small Cap Equity Fund	PAGE 1	7203-STSR-0826

Franklin U.S. Small Cap Equity Fund
Class C [LMBCX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$103	1.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$149,017,684
Total Number of Portfolio Holdings	291
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Small Cap Equity Fund	PAGE 1	7204-STSR-0826

Franklin U.S. Small Cap Equity Fund
Class FI [LGSCX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$66	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$149,017,684
Total Number of Portfolio Holdings	291
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Small Cap Equity Fund	PAGE 1	7229-STSR-0826

Franklin U.S. Small Cap Equity Fund
Class I [LMSIX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$46	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$149,017,684
Total Number of Portfolio Holdings	291
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Small Cap Equity Fund	PAGE 1	7122-STSR-0826

Franklin U.S. Small Cap Equity Fund
Class IS [LMBMX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$41	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$149,017,684
Total Number of Portfolio Holdings	291
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Small Cap Equity Fund	PAGE 1	7053-STSR-0826

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
U.S. Small Cap Equity Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2026
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.0%
Communication Services — 2.2%
Diversified Telecommunication Services — 0.7%
Lumen Technologies Inc.	137,622	$1,056,937 *
Entertainment — 0.3%
Cinemark Holdings Inc.	12,420	394,087
Playtika Holding Corp.	29,159	108,471
Total Entertainment		502,558
Interactive Media & Services — 0.8%
Bumble Inc., Class A Shares	19,472	62,310 *
EverQuote Inc., Class A Shares	32,654	776,839 *
Yelp Inc.	14,444	354,167 *
Total Interactive Media & Services		1,193,316
Media — 0.4%
USA TODAY Co. Inc.	63,286	541,095 *

Total Communication Services		3,293,906
Consumer Discretionary — 11.0%
Automobile Components — 0.4%
Dana Inc.	18,830	512,364
Automobiles — 1.1%
Harley-Davidson Inc.	35,124	859,133
Winnebago Industries Inc.	24,571	767,598
Total Automobiles		1,626,731
Broadline Retail — 0.7%
Kohl’s Corp.	57,325	1,015,799
Diversified Consumer Services — 1.4%
American Public Education Inc.	14,118	758,137 *
Covista Inc.	3,087	384,825 *
Frontdoor Inc.	7,358	570,907 *
Perdoceo Education Corp.	13,481	431,392
Total Diversified Consumer Services		2,145,261
Hotels, Restaurants & Leisure — 2.2%
Bloomin’ Brands Inc.	84,096	768,637
Brinker International Inc.	5,164	867,552 *
Navan Inc., Class A Shares	8,673	198,352 *
Rush Street Interactive Inc.	15,220	452,643 *
Super Group SGHC Ltd.	58,460	792,133
United Parks & Resorts Inc.	4,003	191,103 *
Total Hotels, Restaurants & Leisure		3,270,420
Household Durables — 1.4%
Cricut Inc., Class A Shares	87,768	385,302
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
Hovnanian Enterprises Inc., Class A Shares	6,220	$885,790 *
KB Home	3,937	246,417
Sonos Inc.	43,183	584,266 *
Total Household Durables		2,101,775
Leisure Products — 0.9%
Callaway Golf Co.	8,759	164,582 *
Peloton Interactive Inc., Class A Shares	85,798	507,066 *
Polaris Inc.	10,419	713,076
Total Leisure Products		1,384,724
Specialty Retail — 2.6%
Abercrombie & Fitch Co., Class A Shares	5,718	514,677 *
American Eagle Outfitters Inc.	28,024	482,013
Designer Brands Inc., Class A Shares	117,861	687,130
Group 1 Automotive Inc.	1,503	437,628
RealReal Inc.	21,814	257,187 *
Signet Jewelers Ltd.	6,856	590,987
Stitch Fix Inc., Class A Shares	74,972	308,135 *
Urban Outfitters Inc.	8,910	631,363 *
Total Specialty Retail		3,909,120
Textiles, Apparel & Luxury Goods — 0.3%
G-III Apparel Group Ltd.	14,164	477,469

Total Consumer Discretionary		16,443,663
Consumer Staples — 2.8%
Consumer Staples Distribution & Retail — 0.6%
United Natural Foods Inc.	19,539	892,346 *
Food Products — 1.0%
Cal-Maine Foods Inc.	7,822	630,141
Seneca Foods Corp., Class A Shares	5,329	926,926 *
Total Food Products		1,557,067
Personal Care Products — 1.1%
Herbalife Ltd.	62,100	816,615 *
Nature’s Sunshine Products Inc.	21,921	477,878 *
Nu Skin Enterprises Inc., Class A Shares	46,315	244,543
USANA Health Sciences Inc.	3,238	69,131 *
Total Personal Care Products		1,608,167
Tobacco — 0.1%
Turning Point Brands Inc.	1,492	126,537

Total Consumer Staples		4,184,117
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy — 5.4%
Energy Equipment & Services — 0.8%
Nabors Industries Ltd.	7,147	$600,420 *
Oil States International Inc.	13,475	107,935 *
Valaris Ltd.	7,317	531,214 *
Total Energy Equipment & Services		1,239,569
Oil, Gas & Consumable Fuels — 4.6%
California Resources Corp.	15,478	818,322
Centrus Energy Corp., Class A Shares	1,746	293,101 *
Delek U.S. Holdings Inc.	13,267	674,096
DHT Holdings Inc.	28,823	476,444
Gulfport Energy Corp.	701	118,960 *
Magnolia Oil & Gas Corp., Class A Shares	7,991	204,410
Murphy Oil Corp.	14,443	470,264
Par Pacific Holdings Inc.	17,756	995,756 *
Riley Exploration Permian Inc.	5,735	189,026
Scorpio Tankers Inc.	9,900	685,674
Talos Energy Inc.	67,113	866,429 *
Teekay Corp. Ltd.	48,153	481,530
Teekay Tankers Ltd., Class A Shares	7,904	512,732
Total Oil, Gas & Consumable Fuels		6,786,744

Total Energy		8,026,313
Financials — 16.4%
Banks — 8.9%
Amalgamated Financial Corp.	7,970	365,823
Associated Banc-Corp.	13,692	421,303
Axos Financial Inc.	8,682	845,540 *
Bancorp Inc.	8,259	517,344 *
Bank of N.T. Butterfield & Son Ltd.	13,135	781,532
BankUnited Inc.	11,093	537,456
Capitol Federal Financial Inc.	68,477	582,739
Central Pacific Financial Corp.	7,995	305,409
Customers Bancorp Inc.	7,420	586,922 *
Eagle Bancorp Inc.	6,901	195,919
Enterprise Financial Services Corp.	5,618	370,114
First BanCorp	31,579	823,265
First Financial Corp.	4,603	356,456
HomeTrust Bancshares Inc.	5,350	266,912
Independent Bank Corp. (Massachusetts)	4,515	377,996
Independent Bank Corp. (Michigan)	5,112	184,390
Midland States Bancorp Inc.	24,493	762,712
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Northfield Bancorp Inc.	13,469	$198,398
OFG Bancorp	12,803	628,243
Pathward Financial Inc.	4,075	354,769
Preferred Bank	3,530	375,098
ServisFirst Bancshares Inc.	1,165	101,064
Texas Capital Bancshares Inc.	7,364	760,407
Tompkins Financial Corp.	6,233	589,143
TrustCo Bank Corp.	6,473	355,432
United Community Banks Inc.	6,611	231,980
Univest Financial Corp.	9,469	414,269
Valley National Bancorp	62,813	920,210
Total Banks		13,210,845
Capital Markets — 2.4%
Acadian Asset Management Inc.	14,891	1,065,004
Artisan Partners Asset Management Inc., Class A Shares	14,635	505,347
Cohen & Steers Inc.	11,045	840,966
Gemini Space Station Inc., Class A Shares	34,712	147,873 *
Innventure Inc.	70,187	355,848 *
Piper Sandler Cos.	9,708	702,277
Total Capital Markets		3,617,315
Consumer Finance — 1.0%
Bread Financial Holdings Inc.	2,451	265,566
Enova International Inc.	5,086	1,224,353 *
Total Consumer Finance		1,489,919
Financial Services — 3.3%
Bladex Inc., Class E Shares	11,343	697,254
Essent Group Ltd.	10,977	705,602
Jackson Financial Inc., Class A Shares	9,508	973,524
NMI Holdings Inc.	9,627	395,573 *
Pagseguro Digital Ltd., Class A Shares	61,811	559,390
Radian Group Inc.	23,088	869,725
Sezzle Inc.	1,935	332,104 *
StoneCo Ltd., Class A Shares	38,821	420,820
Total Financial Services		4,953,992
Insurance — 0.7%
Genworth Financial Inc.	69,494	658,108 *
SiriusPoint Ltd.	14,290	342,960 *
Total Insurance		1,001,068
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Redwood Trust Inc.	30,150	$142,911

Total Financials		24,416,050
Health Care — 22.2%
Biotechnology — 10.7%
ACADIA Pharmaceuticals Inc.	15,933	403,105 *
ADMA Biologics Inc.	33,866	283,458 *
Aeglea BioTherapeutics Inc., CVR	30,064	0 *(a)(b)(c)
Akebia Therapeutics Inc.	205,669	234,463 *
Alkermes PLC	13,738	719,803 *
AnaptysBio Inc.	4,716	318,330 *
Arcutis Biotherapeutics Inc.	13,119	343,980 *
Arrowhead Pharmaceuticals Inc.	7,295	594,616 *
Aurinia Pharmaceuticals Inc.	25,966	440,643 *
BioCryst Pharmaceuticals Inc.	37,415	374,150 *
Blueprint Medicines Corp.	3,400	1,564 *(a)(b)
Bridgebio Pharma Inc.	5,985	445,763 *
CareDx Inc.	16,312	464,892 *
Catalyst Pharmaceuticals Inc.	12,979	407,930 *
Climb Bio Inc.	23,594	307,666 *
Emergent BioSolutions Inc.	29,255	245,157 *
Erasca Inc.	19,950	365,484 *
ImmunityBio Inc.	17,680	154,788 *
Ironwood Pharmaceuticals Inc.	71,170	299,626 *
Kiniksa Pharmaceuticals International PLC	3,105	198,565 *
Kodiak Sciences Inc.	8,577	334,160 *
Krystal Biotech Inc.	1,677	623,291 *
MacroGenics Inc.	63,300	292,446 *
Madrigal Pharmaceuticals Inc.	1,054	565,945 *
MannKind Corp.	23,059	98,231 *
MiMedx Group Inc.	52,345	201,528 *
Mirum Pharmaceuticals Inc.	2,776	324,986 *
Monte Rosa Therapeutics Inc.	15,497	375,027 *
Myriad Genetics Inc.	54,433	310,812 *
PDL BioPharma Inc.	152,500	0 *(a)(b)(c)
Protagonist Therapeutics Inc.	6,209	761,099 *
PTC Therapeutics Inc.	6,785	553,453 *
Puma Biotechnology Inc.	57,748	468,336 *
Relay Therapeutics Inc.	21,941	410,516 *
Rhythm Pharmaceuticals Inc.	4,112	456,555 *
Rigel Pharmaceuticals Inc.	9,124	356,931 *
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Sarepta Therapeutics Inc.	22,019	$395,682 *
Stoke Therapeutics Inc.	15,546	508,665 *
TG Therapeutics Inc.	12,932	710,484 *
Travere Therapeutics Inc.	9,132	518,789 *
Twist Bioscience Corp.	3,495	359,566 *
Veracyte Inc.	7,918	465,024 *
Vericel Corp.	4,813	214,130 *
Total Biotechnology		15,909,639
Health Care Equipment & Supplies — 3.9%
Axogen Inc.	16,565	765,137 *
Cerus Corp.	254,642	743,555 *
Embecta Corp.	19,579	63,828
Glaukos Corp.	2,098	293,216 *
Haemonetics Corp.	5,567	417,525 *
iRadimed Corp.	6,078	580,814
iRhythm Holdings Inc.	4,147	493,286 *
Lantheus Holdings Inc.	6,447	715,230 *
LivaNova PLC	11,790	969,492 *
Tactile Systems Technology Inc.	21,889	651,854 *
Varex Imaging Corp.	8,775	91,523 *
Total Health Care Equipment & Supplies		5,785,460
Health Care Providers & Services — 2.9%
agilon health Inc.	6,947	744,580 *
AMN Healthcare Services Inc.	34,679	1,122,559 *
BrightSpring Health Services Inc.	8,544	595,859 *
Coherus Oncology Inc., CVR	43,029	4,800 *(a)(b)
DocGo Inc.	234,628	121,092 *
Ensign Group Inc.	4,640	743,792
Hims & Hers Health Inc.	13,608	471,789 *
Select Medical Holdings Corp.	29,173	481,646
Total Health Care Providers & Services		4,286,117
Health Care Technology — 0.1%
LifeMD Inc.	20,419	84,330 *
Life Sciences Tools & Services — 1.7%
10X Genomics Inc., Class A Shares	34,236	1,312,608 *
Adaptive Biotechnologies Corp.	25,130	539,039 *
Fortrea Holdings Inc.	43,586	758,396 *
Total Life Sciences Tools & Services		2,610,043
Pharmaceuticals — 2.9%
Amneal Pharmaceuticals Inc.	18,658	322,970 *
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
ANI Pharmaceuticals Inc.	1,202	$99,501 *
Assertio Holdings Inc., CVR	62,783	0 *(a)(b)(c)
Avadel Pharmaceuticals PLC	15,064	9,641 *(a)(b)
Collegium Pharmaceutical Inc.	19,538	707,276 *
Harmony Biosciences Holdings Inc.	15,617	568,615 *
Indivior Pharmaceuticals Inc.	7,607	312,115 *
Innoviva Inc.	18,515	420,476 *
Ligand Pharmaceuticals Inc.	3,099	979,563 *
Supernus Pharmaceuticals Inc.	3,283	152,692 *
Theravance Biopharma Inc.	47,355	805,035 *
Total Pharmaceuticals		4,377,884

Total Health Care		33,053,473
Industrials — 14.8%
Aerospace & Defense — 2.3%
Astronics Corp.	10,714	870,620 *
Astronics Corp., Class B Shares	2,142	162,792 *
Kratos Defense & Security Solutions Inc.	11,142	555,540 *
Moog Inc., Class A Shares	3,285	1,392,314
V2X Inc.	5,937	442,663 *
Total Aerospace & Defense		3,423,929
Building Products — 0.6%
AZZ Inc.	1,103	171,020
Modine Manufacturing Co.	1,745	465,950 *
Tecnoglass Inc.	4,242	198,568
Total Building Products		835,538
Commercial Services & Supplies — 0.8%
Cimpress PLC	3,228	328,287 *
Deluxe Corp.	12,270	293,008
Interface Inc.	16,281	583,511
Total Commercial Services & Supplies		1,204,806
Construction & Engineering — 2.6%
Argan Inc.	1,925	1,537,209
INNOVATE Corp.	17,032	317,987 *
Primoris Services Corp.	7,130	706,726
Sterling Infrastructure Inc.	295	247,611 *
Tutor Perini Corp.	13,439	1,115,034
Total Construction & Engineering		3,924,567
Electrical Equipment — 3.1%
Allient Inc.	2,086	214,712
Bloom Energy Corp., Class A Shares	2,669	807,906 *
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
EnerSys	4,970	$1,162,085
Nextpower Inc., Class A Shares	6,634	790,375 *
Powell Industries Inc.	2,967	849,630
Vicor Corp.	2,001	759,940 *
Total Electrical Equipment		4,584,648
Ground Transportation — 0.3%
ArcBest Corp.	2,749	394,592
Machinery — 1.8%
Blue Bird Corp.	10,625	838,950 *
Commercial Vehicle Group Inc.	92,832	428,884 *
Helios Technologies Inc.	1,742	155,473
Terex Corp.	8,982	650,207
Watts Water Technologies Inc., Class A Shares	1,662	650,590
Total Machinery		2,724,104
Marine Transportation — 0.4%
Costamare Inc.	40,662	570,081
Passenger Airlines — 1.4%
Allegiant Travel Co.	10,761	1,265,494 *
SkyWest Inc.	8,518	846,093 *
Total Passenger Airlines		2,111,587
Professional Services — 1.0%
IBEX Holdings Ltd.	15,837	480,970 *
Legalzoom.com Inc.	58,350	357,686 *
Upwork Inc.	69,304	579,381 *
Total Professional Services		1,418,037
Trading Companies & Distributors — 0.5%
Titan Machinery Inc.	38,460	812,275 *

Total Industrials		22,004,164
Information Technology — 15.1%
Communications Equipment — 0.6%
Extreme Networks Inc.	18,642	603,442 *
NETGEAR Inc.	11,400	266,190 *
Total Communications Equipment		869,632
Electronic Equipment, Instruments & Components — 3.1%
Advanced Energy Industries Inc.	395	147,284
Bel Fuse Inc., Class B Shares	3,819	1,271,880
Benchmark Electronics Inc.	7,634	753,247
Fabrinet	1,389	780,729 *
Kimball Electronics Inc.	16,887	432,307 *
ScanSource Inc.	8,923	464,799 *
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
TTM Technologies Inc.	3,932	$735,362 *
Total Electronic Equipment, Instruments & Components		4,585,608
IT Services — 0.0%††
Fastly Inc., Class A Shares	5,239	96,188 *
Semiconductors & Semiconductor Equipment — 3.2%
Aehr Test Systems	9,149	878,853 *
Axcelis Technologies Inc.	3,602	682,399 *
Credo Technology Group Holding Ltd.	2,988	812,587 *
FormFactor Inc.	2,550	407,821 *
Kulicke & Soffa Industries Inc.	1,308	174,958
Photronics Inc.	18,532	602,846 *
Rambus Inc.	1,692	224,596 *
SkyWater Technology Inc.	28,183	981,332 *
Total Semiconductors & Semiconductor Equipment		4,765,392
Software — 7.2%
8x8 Inc.	284,664	486,775 *
A10 Networks Inc.	24,746	924,510
ACI Worldwide Inc.	11,806	593,724 *
Adeia Inc.	19,691	648,424
Appian Corp., Class A Shares	7,841	179,559 *
Asana Inc., Class A Shares	97,147	680,029 *
Box Inc., Class A Shares	11,529	305,980 *
Commvault Systems Inc.	5,492	778,381 *
Five9 Inc.	20,547	438,062 *
InterDigital Inc.	3,422	968,871
LiveRamp Holdings Inc.	8,417	316,816 *
Pagaya Technologies Ltd., Class A Shares	44,145	805,646 *
PagerDuty Inc.	82,015	791,445 *
Porch Group Inc.	32,598	490,274 *
Progress Software Corp.	5,372	180,392 *
Q2 Holdings Inc.	5,348	257,239 *
Qualys Inc.	5,181	712,336 *
Rapid7 Inc.	56,269	455,779 *
Yext Inc.	26,688	124,633 *
Zeta Global Holdings Corp., Class A Shares	28,700	564,816 *
Total Software		10,703,691
Technology Hardware, Storage & Peripherals — 1.0%
Corsair Gaming Inc.	28,869	279,163 *
Diebold Nixdorf Inc.	6,578	559,262 *
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
Eastman Kodak Co.	74,370	$687,922 *
Total Technology Hardware, Storage & Peripherals		1,526,347

Total Information Technology		22,546,858
Materials — 3.5%
Chemicals — 0.3%
Cabot Corp.	4,713	428,035
Metals & Mining — 3.1%
Century Aluminum Co.	13,397	616,396 *
Commercial Metals Co.	7,971	500,180
Constellium SE	31,659	1,008,972 *
Hecla Mining Co.	45,736	705,707
Kaiser Aluminum Corp.	3,332	651,839
SSR Mining Inc.	37,548	1,061,857 *
Total Metals & Mining		4,544,951
Paper & Forest Products — 0.1%
Sylvamo Corp.	5,219	197,278

Total Materials		5,170,264
Real Estate — 3.4%
Diversified REITs — 0.2%
American Assets Trust Inc.	10,195	251,714
Health Care REITs — 0.6%
National Health Investors Inc.	5,331	406,542
Sabra Health Care REIT Inc.	27,609	538,652
Total Health Care REITs		945,194
Hotel & Resort REITs — 0.4%
Pebblebrook Hotel Trust	19,703	382,435
Summit Hotel Properties Inc.	38,339	268,757
Total Hotel & Resort REITs		651,192
Industrial REITs — 0.5%
Innovative Industrial Properties Inc.	12,109	750,516
Office REITs — 0.4%
JBG SMITH Properties	20,175	295,967
Piedmont Realty Trust Inc.	15,824	144,790 *
SL Green Realty Corp.	2,407	124,610
Total Office REITs		565,367
Real Estate Management & Development — 0.3%
Forestar Group Inc.	7,412	234,590 *
Newmark Group Inc., Class A Shares	18,639	281,635
Total Real Estate Management & Development		516,225
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Retail REITs — 0.7%
	Kite Realty Group Trust	16,722	$474,570
	SITE Centers Corp.	24,003	95,292
	Tanger Inc.	11,501	453,945
Total Retail REITs			1,023,807
Specialized REITs — 0.3%
	Farmland Partners Inc.	43,849	424,458

Total Real Estate			5,128,473
Utilities — 1.2%
Electric Utilities — 0.3%
	Genie Energy Ltd., Class B Shares	7,346	106,150
	Otter Tail Corp.	3,931	353,711
Total Electric Utilities			459,861
Gas Utilities — 0.5%
	Southwest Gas Holdings Inc.	5,216	462,555
	Spire Inc.	4,288	334,850
Total Gas Utilities			797,405
Independent Power and Renewable Electricity Producers — 0.1%
	Ormat Technologies Inc.	1,289	140,372
Water Utilities — 0.3%
	Consolidated Water Co. Ltd.	15,155	447,072

Total Utilities			1,844,710
Total Investments before Short-Term Investments (Cost — $109,957,291)			146,111,991
	Rate
Short-Term Investments — 5.1%
Invesco Treasury Portfolio, Institutional Class (Cost — $7,541,311)	3.562%	7,541,311	7,541,311 (d)
Total Investments — 103.1% (Cost — $117,498,602)			153,653,302
Liabilities in Excess of Other Assets — (3.1)%			(4,635,618)
Total Net Assets — 100.0%			$149,017,684

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CVR	—	Contingent Value Rights
REIT	—	Real Estate Investment Trust
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2026

Assets:
Investments, at value (Cost — $117,498,602)	$153,653,302
Cash	61
Receivable for securities sold	9,342,159
Deposits with brokers for futures contracts	452,429
Receivable for Fund shares sold	419,776
Dividends receivable	68,739
Receivable from brokers — net variation margin on futures contracts	30,258
Prepaid expenses	47,702
Total Assets	164,014,426
Liabilities:
Payable for securities purchased	14,732,148
Payable for Fund shares repurchased	92,529
Investment management fee payable	70,342
Service and/or distribution fees payable	23,091
Trustees’ fees payable	66
Accrued expenses	78,566
Total Liabilities	14,996,742
Total Net Assets	$149,017,684
Net Assets:
Par value (Note 7)	$83
Paid-in capital in excess of par value	93,756,668
Total distributable earnings (loss)	55,260,933
Total Net Assets	$149,017,684
Net Assets:
Class A	$111,580,543
Class C	$1,563,617
Class FI	$13,483
Class I	$31,135,446
Class IS	$4,724,595
Shares Outstanding:
Class A	6,245,531
Class C	105,042
Class FI	816
Class I	1,668,231
Class IS	264,097
Net Asset Value:
Class A (and redemption price)	$17.87
Class C*	$14.89
Class FI (and redemption price)	$16.52
Class I (and redemption price)	$18.66
Class IS (and redemption price)	$17.89
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$18.91

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2026

Investment Income:
Dividends	$981,657
Less: Foreign taxes withheld	(3,255)
Total Investment Income	978,402
Expenses:
Investment management fee (Note 2)	449,211
Service and/or distribution fees (Notes 2 and 5)	123,637
Transfer agent fees (Notes 2 and 5)	87,730
Registration fees	41,095
Fund accounting fees	33,863
Audit and tax fees	20,957
Fees recaptured by investment manager (Note 2)	18,891
Legal fees	10,904
Shareholder reports	6,978
Trustees’ fees	3,353
Commitment fees (Note 8)	549
Insurance	350
Custody fees	299
Miscellaneous expenses	6,029
Total Expenses	803,846
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(91,190)
Net Expenses	712,656
Net Investment Income	265,746
Realized and Unrealized Gain on Investments and Futures Contracts (Notes 1, 3, 4 and 9):
Net Realized Gain From:
Investment transactions	18,697,450
Futures contracts	162,900
Net Realized Gain	18,860,350
Change in Net Unrealized Appreciation (Depreciation) From Investments	7,084,956
Net Gain on Investments and Futures Contracts	25,945,306
Increase in Net Assets From Operations	$26,211,052
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$265,746	$172,880
Net realized gain	18,860,350	10,062,721
Change in net unrealized appreciation (depreciation)	7,084,956	9,914,856
Increase in Net Assets From Operations	26,211,052	20,150,457
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(2,322,970)	(7,717,177)
Decrease in Net Assets From Distributions to Shareholders	(2,322,970)	(7,717,177)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	30,521,514	34,858,263
Reinvestment of distributions	2,317,593	7,702,461
Cost of shares repurchased	(16,571,681)	(19,352,499)
Shares redeemed in-kind (Note 9)	(29,490,240)	—
Increase (Decrease) in Net Assets From Fund Share Transactions	(13,222,814)	23,208,225
Increase in Net Assets	10,665,268	35,641,505
Net Assets:
Beginning of period	138,352,416	102,710,911
End of period	$149,017,684	$138,352,416
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.01	$13.30	$12.59	$11.02	$13.71	$13.09
Income (loss) from operations:
Net investment income	0.03	0.00 [3]	0.05	0.04	0.01	0.04
Net realized and unrealized gain (loss)	3.12	2.65	1.18	1.98	(2.14)	3.84
Total income (loss) from operations	3.15	2.65	1.23	2.02	(2.13)	3.88
Less distributions from:
Net investment income	—	(0.00)[3]	(0.10)	(0.01)	(0.04)	(0.00)[3]
Net realized gains	(0.29)	(0.94)	(0.42)	(0.44)	(0.52)	(3.26)
Total distributions	(0.29)	(0.94)	(0.52)	(0.45)	(0.56)	(3.26)
Net asset value, end of period	$17.87	$15.01	$13.30	$12.59	$11.02	$13.71
Total return[4]	21.03%	19.89%	9.62%	18.54%	(15.42)%	30.03%
Net assets, end of period (000s)	$111,581	$83,532	$70,762	$64,794	$56,113	$68,716
Ratios to average net assets:
Gross expenses	1.34%[5,6]	1.37%[5]	1.41%[5]	1.44%	1.36%	1.32%
Net expenses[7,8]	1.20 [5,6]	1.20 [5]	1.20 [5]	1.20	1.20	1.19
Net investment income	0.33 [6]	0.03	0.39	0.37	0.08	0.23
Portfolio turnover rate	24%[9]	48%	53%	34%	31%[9]	39%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2027, but may be terminated at any time by the manager.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.59	$11.36	$10.86	$9.62	$12.10	$11.95
Income (loss) from operations:
Net investment loss	(0.02)	(0.08)	(0.04)	(0.04)	(0.07)	(0.12)
Net realized and unrealized gain (loss)	2.61	2.25	1.01	1.72	(1.89)	3.53
Total income (loss) from operations	2.59	2.17	0.97	1.68	(1.96)	3.41
Less distributions from:
Net investment income	—	—	(0.05)	—	—	—
Net realized gains	(0.29)	(0.94)	(0.42)	(0.44)	(0.52)	(3.26)
Total distributions	(0.29)	(0.94)	(0.47)	(0.44)	(0.52)	(3.26)
Net asset value, end of period	$14.89	$12.59	$11.36	$10.86	$9.62	$12.10
Total return[3]	20.62%	19.04%	8.83%	17.68%	(16.08)%	28.92%
Net assets, end of period (000s)	$1,564	$1,052	$923	$478	$366	$326
Ratios to average net assets:
Gross expenses	2.02%[4]	2.07%[5]	2.13%[5]	2.14%	2.11%	2.04%
Net expenses[6,7]	1.88 [4]	1.90 [5]	1.92 [5]	1.95	1.95	1.95
Net investment loss	(0.34)[4]	(0.67)	(0.31)	(0.38)	(0.64)	(0.84)
Portfolio turnover rate	24%[8]	48%	53%	34%	31%[8]	39%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.95%. This arrangement is expected to continue until December 31, 2027, but may be terminated at any time by the manager.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.89	$12.38	$11.75	$10.32	$12.86	$12.45
Income (loss) from operations:
Net investment income	0.03	(0.00)[3]	0.05	0.04	0.01	0.00 [3]
Net realized and unrealized gain (loss)	2.89	2.45	1.10	1.84	(2.00)	3.67
Total income (loss) from operations	2.92	2.45	1.15	1.88	(1.99)	3.67
Less distributions from:
Net investment income	—	(0.00)[3]	(0.10)	(0.01)	(0.03)	—
Net realized gains	(0.29)	(0.94)	(0.42)	(0.44)	(0.52)	(3.26)
Total distributions	(0.29)	(0.94)	(0.52)	(0.45)	(0.55)	(3.26)
Net asset value, end of period	$16.52	$13.89	$12.38	$11.75	$10.32	$12.86
Total return[4]	21.07%	19.75%	9.66%	18.47%	(15.37)%	29.85%
Net assets, end of period (000s)	$13	$11	$27	$20	$18	$23
Ratios to average net assets:
Gross expenses	1.98%[5]	1.95%	1.62%	1.67%	1.78%	1.77%
Net expenses[6,7]	1.20 [5]	1.20	1.20	1.20	1.20	1.20
Net investment income (loss)	0.35 [5]	(0.02)	0.42	0.37	0.09	0.03
Portfolio turnover rate	24%[8]	48%	53%	34%	31%[8]	39%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2027, but may be terminated at any time by the manager.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.64	$13.83	$13.07	$11.43	$14.18	$13.43
Income (loss) from operations:
Net investment income	0.06	0.06	0.10	0.08	0.05	0.04
Net realized and unrealized gain (loss)	3.25	2.75	1.22	2.05	(2.21)	3.97
Total income (loss) from operations	3.31	2.81	1.32	2.13	(2.16)	4.01
Less distributions from:
Net investment income	—	(0.06)	(0.14)	(0.05)	(0.07)	(0.00)[3]
Net realized gains	(0.29)	(0.94)	(0.42)	(0.44)	(0.52)	(3.26)
Total distributions	(0.29)	(1.00)	(0.56)	(0.49)	(0.59)	(3.26)
Net asset value, end of period	$18.66	$15.64	$13.83	$13.07	$11.43	$14.18
Total return[4]	21.21%	20.24%	9.96%	18.81%	(15.10)%	30.22%
Net assets, end of period (000s)	$31,135	$23,428	$2,975	$2,125	$1,555	$2,274
Ratios to average net assets:
Gross expenses	0.99%[5]	1.05%[6]	1.11%[6]	1.15%	1.11%	1.03%
Net expenses[7,8]	0.84 [5]	0.88 [6]	0.90 [6]	0.90	0.90	0.90
Net investment income	0.70 [5]	0.39	0.71	0.67	0.37	0.27
Portfolio turnover rate	24%[9]	48%	53%	34%	31%[9]	39%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 0.90%. This arrangement is expected to continue until December 31, 2027, but may be terminated at any time by the manager.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.00	$13.29	$12.57	$11.01	$13.73	$13.07
Income (loss) from operations:
Net investment income	0.05	0.07	0.11	0.09	0.05	0.07
Net realized and unrealized gain (loss)	3.13	2.65	1.19	1.97	(2.12)	3.85
Total income (loss) from operations	3.18	2.72	1.30	2.06	(2.07)	3.92
Less distributions from:
Net investment income	—	(0.07)	(0.16)	(0.06)	(0.13)	(0.00)[3]
Net realized gains	(0.29)	(0.94)	(0.42)	(0.44)	(0.52)	(3.26)
Total distributions	(0.29)	(1.01)	(0.58)	(0.50)	(0.65)	(3.26)
Net asset value, end of period	$17.89	$15.00	$13.29	$12.57	$11.01	$13.73
Total return[4]	21.31%	20.38%	10.17%	18.95%	(14.92)%	30.38%
Net assets, end of period (000s)	$4,725	$30,329	$28,023	$27,559	$43,150	$118,348
Ratios to average net assets:
Gross expenses	0.90%[5]	0.92%	0.96%	0.94%	0.88%	0.84%
Net expenses[6,7]	0.75 [5]	0.75	0.75	0.75	0.75	0.75
Net investment income	0.56 [5]	0.47	0.83	0.78	0.39	0.46
Portfolio turnover rate	24%[8]	48%	53%	34%	31%[8]	39%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2027 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin U.S. Small Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).

Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$33,037,468	—	$16,005	$33,053,473
Other Common Stocks	113,058,518	—	—	113,058,518
Total Long-Term Investments	146,095,986	—	16,005	146,111,991
Short-Term Investments†	7,541,311	—	—	7,541,311
Total Investments	$153,637,297	—	$16,005	$153,653,302

†	See Schedule of Investments for additional detailed categorizations.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the
Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected

Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. To the extent FTFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, FTFA pays Franklin Advisers monthly the entire management fee it receives from the Fund, net of any fees paid to Western Asset. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.30%, 2.05%, 1.30%, 1.00% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent.
As a result of voluntary expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets did not exceed 1.20%, 1.95%, 1.20% and 0.90% for Class A, Class C, Class FI and Class I shares, respectively. These arrangements are expected to continue until December 31, 2027, but may be terminated at any time by FTFA.
During the six months ended June 30, 2026, fees waived and/or expenses reimbursed amounted to $91,190.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Pursuant to these arrangements, at June 30, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires December 31, 2026	$115,910	$747	$84	$3,263	$69,411
Expires December 31, 2027	140,994	1,492	105	4,949	56,365
Expires December 31, 2028	126,661	1,602	79	11,197	49,670
Expires December 31, 2029	66,613	863	46	19,502	4,166
Total fee waivers/expense reimbursements subject to recapture	$450,178	$4,704	$314	$38,911	$179,612
For the six months ended June 30, 2026, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

Class A
FTFA recaptured	$18,891
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Templeton. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $5,133 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000  in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended June 30, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$18,959	—
CDSCs	84	$39
Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund and are included in Trustees’ fees payable on the Statement of Assets and Liabilities. In May 2015, the Board approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$45,237,732
Sales	31,606,102
At June 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$117,498,611	$44,316,346	$(8,161,655)	$36,154,691
4. Derivative instruments and hedging activities
At June 30, 2026, the Fund did not have any derivative instruments outstanding.
The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2026. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$162,900

Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

During the six months ended June 30, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$431,761

*	Based on the average of the daily market values during the period.
†	At June 30, 2026, there were no open positions held in this derivative.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$117,532	$74,087
Class C	6,090	793
Class FI	15	50
Class I	—	12,575
Class IS	—	225
Total	$123,637	$87,730
For the six months ended June 30, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$66,613
Class C	863
Class FI	46
Class I	19,502
Class IS	4,166
Total	$91,190
Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
6. Distributions to shareholders by class

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Net Investment Income:
Class A	—	$9,932
Class C	—	—
Class FI	—	2
Class I	—	48,316
Class IS	—	123,969
Total	—	$182,219
Net Realized Gains:
Class A	$1,746,183	$4,886,291
Class C	29,062	72,358
Class FI	230	705
Class I	472,772	783,722
Class IS	74,723	1,791,882
Total	$2,322,970	$7,534,958
7. Shares of beneficial interest
At June 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,086,281	$17,667,880	737,160	$10,408,471
Shares issued on reinvestment	100,824	1,742,234	323,476	4,886,376
Shares repurchased	(506,982)	(8,198,230)	(814,046)	(11,281,781)
Net increase	680,123	$11,211,884	246,590	$4,013,066
Class C
Shares sold	31,319	$432,690	27,779	$312,842
Shares issued on reinvestment	2,018	29,062	5,705	72,358
Shares repurchased	(11,846)	(164,945)	(31,182)	(347,870)
Net increase	21,491	$296,807	2,302	$37,330

Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class FI
Shares sold	—	—	—	—
Shares issued on reinvestment	14	$230	50	$707
Shares repurchased	—	—	(1,455)	(18,399)
Net increase (decrease)	14	$230	(1,405)	$(17,692)
Class I
Shares sold	613,731	$10,215,276	1,339,124	$21,195,747
Shares issued on reinvestment	26,113	471,344	52,316	827,169
Shares repurchased	(469,395)	(7,901,338)	(108,725)	(1,607,374)
Net increase	170,449	$2,785,282	1,282,715	$20,415,542
Class IS
Shares sold	137,805	$2,205,668	223,545	$2,941,203
Shares issued on reinvestment	4,319	74,723	126,999	1,915,851
Shares repurchased	(19,354)	(307,168)	(437,363)	(6,097,075)
Shares redeemed in-kind	(1,880,755)	(29,490,240)	—	—
Net decrease	(1,757,985)	$(27,517,017)	(86,819)	$(1,240,021)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2026.
9. Redemptions in-kind
The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended June 30, 2026, the Fund had redemptions in-kind with total proceeds in the amount of $29,490,240. The net realized gains on these redemptions in-kind amounted to $9,448,040, which was not realized for tax purposes. For the year ended December 31, 2025, the Fund had no redemptions in-kind.
Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin U.S. Small Cap Equity Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Franklin U.S. Small Cap Equity Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting of the Board of Trustees of Legg Mason Global Asset Management Trust (the “Trust”) held on May 6-7, 2026, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin U.S. Small Cap Equity Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager.  The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management.  Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers and had received information relevant to the renewal of the Agreements.  Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided.  The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below.  The information received and considered by the Board both in conjunction with the May 2026 meeting and throughout the year was both written and oral.  The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility.  The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process.  Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.  The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the

Franklin U.S. Small Cap Equity Fund

Manager and Sub-Advisers were present.  The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review.  In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below.  No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.  Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year.  The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers.  The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services.  The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments.  The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.  The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
Franklin U.S. Small Cap Equity Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund.  The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Manager and the Sub-Advisers.  The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager.  The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions.  The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”).  The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe.  It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management throughout the year at periodic intervals information comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as small-cap core funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2025 was above the median performance of the funds in the Performance Universe for each period.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management

Franklin U.S. Small Cap Equity Fund

and sub-advisory services provided by the Manager and the Sub-Advisers, respectively.  The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.  The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper.  It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group.  The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts, retail managed accounts, and third-party sub-advised funds.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers.  The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts.  The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of funds consisting of 15 small-cap core funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of small-cap core funds (including the Fund) (the “Expense Universe”).  This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was below the median of management fees paid by the funds in the Expense Group and below the median of management fees paid by the funds in the Expense Universe.  This information also showed that the Fund’s actual total expense ratio was below the median of the total expense ratios of the funds in the Expense Group and approximately equivalent to the median of the actual total expense
Franklin U.S. Small Cap Equity Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
ratios of the funds in the Expense Universe.  The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2027.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund.  The Board also received profitability information with respect to Franklin Templeton’s investment management business.  The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data.  It was noted that the allocation methodologies had been reviewed by an outside consultant.  The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow.  The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin U.S. Small Cap Equity Fund

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

Franklin
U.S. Small Cap Equity Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin U.S. Small Cap Equity Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
Franklin U.S. Small Cap Equity Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin U.S. Small Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90190-SFSOI 8/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2026